Earnings per share (Details 1) - ARS ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Basic
(Loss) / profit for the year of continuing operations attributable to equity holders of the parent	$ (22,879)	$ 29,932	$ (48,819)
Loss for the year of discontinued operations attributable to equity holders of the parent	(7,050)	(8,527)	(6,169)
(Loss) / profit for the year attributable to equity holders of the parent	$ (29,929)	$ 21,405	$ (54,988)
Weighted average number of ordinary shares outstanding	588	575	575
Basic earnings per share	$ (50.86)	$ 37.20	$ (95.64)